Fair Value Instruments (Details) - Schedule of losses recognized for the changes in the fair value of the SAFE Instruments and warrants - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Schedule of losses recognized for the changes in the fair value of the SAFE Instruments and warrants [Abstract]
SAFE Instruments	$ (15,533)	$ (62,993)
Warrants	(322)	(2,604)
Total losses on remeasurement	$ (15,855)	$ (65,597)